CHANGES IN OPERATING WORKING CAPITAL (Tables)	12 Months Ended
Dec. 31, 2018
CHANGES IN OPERATING WORKING CAPITAL
Schedule of changes in operating working capital

year ended December 31	2018	2017	2016
(millions of Canadian $)

Increase in Accounts receivable	(69)	(576)	(482)
Increase in Inventories	(49)	(38)	(87)
Decrease/(increase) in Assets held for sale	—	14	(13)
Decrease in Other current assets	45	189	328
(Decrease)/increase in Accounts payable and other	(70)	151	424
Increase in Accrued interest	41	12	62
(Decrease)/increase in Liabilities related to assets held for sale	—	(25)	16
(Increase)/decrease in Operating Working Capital	(102)	(273)	248